Non-controlling Interest - Summarized Statement of Cash Flow (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Cash flow used in operating activities		$ (7,197,791)	$ (19,269,995)	$ (54,346,127)	$ (56,645,458)
Cash flow used in investment activities		0	(544,087)	(2,327,224)	(10,121,502)
Cash flow from (used in) financing activities		4,534,856	(978,697)	5,952,288	115,000,959
Net decrease in cash and cash equivalents		(2,494,373)	(20,660,364)	(51,110,548)	$ 48,048,327
Sprout Foods, Inc.
Minority Interest [Line Items]
Cash flow used in operating activities	$ (2,225,032)	(2,082,940)	(3,749,412)	(10,214,243)
Cash flow used in investment activities		0	0	(122,136)
Cash flow from (used in) financing activities	(26,286)	648,022	3,663,605	11,280,528
Net decrease in cash and cash equivalents	$ (2,251,318)	$ (1,434,918)	$ (85,807)	$ 944,149